Net Loss Per Share - Schedule of Net Loss Per Share (Parenthetical) (Details) shares in Millions	12 Months Ended
Dec. 26, 2020 $ / shares shares
Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount, shares	25.2
Shares outstanding on unvested management incentive units	9.3
Weighted average unsatisfied distribution threshold | $ / shares	$ 5.91
Management Incentive Units | Class A Common Stock
Earnings Per Share [Line Items]
Conversion of outstanding shares	5.4
LLC Units
Earnings Per Share [Line Items]
Conversion of outstanding shares	267.1